United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | STIAX	B | SINBX	C | SINCX
	F | STFSX	Institutional | STISX	R6 | STILX

Federated Strategic Income Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Strategic Income Fund)
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Fixed Income Securities, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Strategic Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	54.8%
Mortgage-Backed Securities[3]	11.2%
Foreign Government Securities	7.6%
U.S. Treasury Securities	6.4%
Collateralized Mortgage Obligations	4.4%
Asset-Backed Securities	1.8%
Derivative Contracts[4]	(2.7)%
Other Security Types[5]	12.6%
Cash Equivalents[6]	4.4%
Other Assets and Liabilities—Net[7]	(0.5)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of common stock, preferred stock, purchased options and exchange-traded funds.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—6.3%
	Basic Industry - Chemicals—0.0%
$135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$139,813
	Basic Industry - Metals & Mining—0.0%
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	257,524
	Capital Goods - Aerospace & Defense—0.2%
105,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	100,176
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,598
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	169,026
35,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	37,728
100,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	110,618
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	218,869
185,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	205,300
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	212,319
	TOTAL	1,081,634
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	20,226
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	50,633
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	90,228
	TOTAL	161,087
	Capital Goods - Construction Machinery—0.0%
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	119,284
	Capital Goods - Diversified Manufacturing—0.0%
85,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	84,236
35,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	35,432
	TOTAL	119,668
	Communications - Cable & Satellite—0.2%
190,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	225,582
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	219,421
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	223,183
100,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	113,212
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	$33,398
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	229,391
	TOTAL	1,044,187
	Communications - Media & Entertainment—0.1%
100,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	106,742
65,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	76,089
100,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	132,757
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	107,963
100,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	110,880
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	316,116
	TOTAL	850,547
	Communications - Telecom Wireless—0.1%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	284,936
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	131,062
50,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	54,454
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	28,233
	TOTAL	498,685
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	168,760
200,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	250,334
140,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	179,450
227,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	313,120
	TOTAL	911,664
	Consumer Cyclical - Automotive—0.5%
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	95,650
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	59,309
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	2,802,209
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	124,994
	TOTAL	3,082,162
	Consumer Cyclical - Retailers—0.5%
100,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	102,339
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$2,830,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	$2,852,938
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	95,476
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	46,942
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	225,408
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	106,751
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	133,466
	TOTAL	3,563,320
	Consumer Cyclical - Services—0.1%
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	284,445
65,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	74,570
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	224,320
100,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	114,921
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	88,901
	TOTAL	787,157
	Consumer Non-Cyclical - Food/Beverage—0.5%
200,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	232,624
2,210,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	2,251,073
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	125,656
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	130,765
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	36,401
125,000	PepsiCo, Inc., 2.750%, 4/30/2025	136,063
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	90,122
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	318,689
	TOTAL	3,321,393
	Consumer Non-Cyclical - Health Care—0.0%
45,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	47,363
40,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	41,031
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	103,805
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	39,812
	TOTAL	232,011
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	96,818
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$95,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	$109,794
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	157,226
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	236,569
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	224,233
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	85,896
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	72,514
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	103,684
	TOTAL	1,086,734
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	114,736
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	181,047
	Consumer Non-Cyclical - Tobacco—0.0%
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	119,985
	Energy - Independent—0.3%
150,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	132,379
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	173,280
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	227,763
2,010,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,608,000
	TOTAL	2,141,422
	Energy - Integrated—0.1%
225,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	255,625
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	81,541
	TOTAL	337,166
	Energy - Midstream—0.2%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	141,762
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	319,959
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	101,513
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	250,245
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	100,320
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	$117,885
		TOTAL	1,031,684
		Energy - Refining—0.0%
105,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	115,908
		Financial Institution - Banking—1.0%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	155,290
200,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	206,017
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	105,217
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	273,205
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	207,267
65,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	69,101
165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	171,752
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	292,903
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	295,214
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	204,812
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	55,014
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	111,554
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	553,513
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	206,746
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	207,189
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	277,635
1,935,000		PNC Bank National Association, Series BKNT, 2.700%, 10/22/2029	2,034,287
145,876	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	93,360
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	214,513
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	375,194
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	155,464
		TOTAL	6,265,247
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	220,131
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	219,584
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	$180,315
180,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	177,639
	TOTAL	797,669
	Financial Institution - Insurance - P&C—0.0%
45,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	48,185
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	210,400
30,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	31,300
125,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	126,763
	TOTAL	368,463
	Financial Institution - REIT - Healthcare—0.4%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	98,947
2,485,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	2,391,165
	TOTAL	2,490,112
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	99,284
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	54,908
175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	201,591
	TOTAL	355,783
	Financial Institution - REIT - Other—0.0%
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	143,032
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	83,867
	Technology—0.2%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	131,656
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 11/15/2030	78,251
50,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	54,902
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	88,331
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	223,518
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	40,512
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	82,928
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	$338,863
40,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	42,279
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	145,884
25,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	25,633
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	92,374
	TOTAL	1,345,131
	Transportation - Airlines—0.0%
45,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	45,631
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	68,170
	Transportation - Services—0.5%
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	97,597
2,500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	2,535,171
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	213,222
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	142,782
	TOTAL	2,988,772
	Utilities—0.2%
1,550,000	Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	1,576,716
	Utility - Electric—0.3%
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	236,672
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	316,241
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	47,813
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	171,984
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	118,878
105,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	112,796
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	77,541
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	317,979
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	275,762
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	$157,976
	TOTAL	1,833,642
	Utility - Natural Gas—0.3%
1,410,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,450,175
65,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	66,605
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	102,129
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	130,723
	TOTAL	1,749,632
	TOTAL CORPORATE BONDS (IDENTIFIED COST $39,981,866)	41,458,870
	ASSET-BACKED SECURITIES—1.4%
	Auto Receivables—1.0%
1,875,000	Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	1,854,308
1,100,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,120,113
3,295,000	Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	3,236,882
	TOTAL	6,211,303
	Credit Card—0.2%
750,000	Master Credit Card Trust 2020-1A, Class B, 2.340%, 9/21/2024	745,761
675,000	Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	654,987
	TOTAL	1,400,748
	Student Loans—0.2%
1,400,000	Social Professional Loan Program LLC 2020-A, Class A2FX, 2.540%, 5/15/2046	1,436,509
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,092,723)	9,048,560
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
	Agency Commercial Mortgage-Backed Securities—0.2%
1,000,000	FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045 (IDENTIFIED COST $941,161)	1,034,506
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—2.7%
$810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	$937,898
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	588,527
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,726,947
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	755,556
1,076,545		Benchmark Mortgage Trust 2019-B12, Class A1, 2.256%, 8/15/2052	1,096,657
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,613,855
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,133,315
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,031,756
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	659,491
5,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	4,721,820
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,550,246
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	965,144
		TOTAL	17,781,212
		Federal Home Loan Mortgage Corporation—0.2%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	913,508
699,312		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	721,436
		TOTAL	1,634,944
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,357,962)	19,416,156
		COMMON STOCKS—2.4%
		Auto Components—0.2%
65,343	[3]	American Axle & Manufacturing Holdings, Inc.	464,589
54,406		Goodyear Tire & Rubber Co.	414,030
5,385		Lear Corp.	571,079
		TOTAL	1,449,698
		Chemicals—0.1%
27,765	[3]	Koppers Holdings, Inc.	460,066
		Communications Equipment—0.1%
7,355	[3]	Lumentum Holdings, Inc.	539,269
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Containers & Packaging—0.3%
5,570	[3]	Crown Holdings, Inc.	$364,445
41,018		Graphic Packaging Holding Co.	593,530
57,481		O-I Glass, Inc.	440,304
19,943		WestRock Co.	559,601
		TOTAL	1,957,880
		Electric Utilities—0.1%
17,685		NRG Energy, Inc.	637,544
		Electronic Equipment Instruments & Components—0.1%
52,275	[3]	TTM Technologies, Inc.	604,822
		Equity Real Estate Investment Trusts (REITs)—0.1%
20,215		Gaming and Leisure Properties, Inc.	698,226
		Gas Utilities—0.1%
36,176		Suburban Propane Partners LP	527,808
		Hotels Restaurants & Leisure—0.3%
19,540		Boyd Gaming Corp.	417,765
28,040		MGM Resorts International	481,727
29,870		Red Rock Resorts, Inc.	412,206
20,695		Six Flags Entertainment Corp.	475,571
		TOTAL	1,787,269
		Independent Power and Renewable Electricity Producers—0.1%
24,025		Vistra Energy Corp.	491,071
		Machinery—0.1%
14,460		Altra Holdings, Inc.	448,260
		Media—0.2%
23,760	[3]	Altice USA, Inc.	611,107
118,715		Emerald Holding, Inc.	263,547
209,300		Entercom Communication Corp.	349,531
36,505	[3]	iHeartMedia, Inc.	317,594
		TOTAL	1,541,779
		Metals & Mining—0.2%
11,005		Compass Minerals International, Inc.	530,221
58,205		Teck Resources Ltd.	552,365
		TOTAL	1,082,586
		Oil Gas & Consumable Fuels—0.3%
18,150		Enviva Partners LP/Enviva Partners Finance Corp.	634,887
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
45,034		Parsley Energy, Inc.	$411,611
25,185		Sunoco LP	649,773
72,470	[3]	WPX Energy, Inc.	410,905
		TOTAL	2,107,176
		Pharmaceuticals—0.0%
6,202	[3]	Mallinckrodt PLC	17,490
		Technology Hardware Storage & Peripherals—0.1%
13,690	[3]	Dell Technologies, Inc.	679,572
14,485	[3]	NCR Corp.	261,454
		TOTAL	941,026
		Textiles Apparel & Luxury Goods—0.0%
25,755		Hanesbrands, Inc.	253,944
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,413,459)	15,545,914
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURIES—6.4%
		U.S. Treasury Notes—6.4%
$15,137,250		U.S. Treasury Inflation-Protected Notes, 0.250%, 7/15/2029	16,248,147
20,000,000		United States Treasury Note, 1.625%, 6/30/2021	20,306,872
5,000,000		United States Treasury Note, 1.750%, 12/31/2024	5,332,126
		TOTAL U.S. TREASURIES (IDENTIFIED COST $40,235,482)	41,887,145
		PURCHASED CALL OPTIONS—0.4%
33,000,000	[3]	HSBC GBP CALL/USD PUT, Notional Amount $33,000,000, Exercise Price, $1.32, Expiration Date 6/4/2020	33
3,000	[3]	iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $24,726,000, Exercise Price, $82.00, Expiration Date 6/19/2020	270,000
300	[3]	Russell 2000 Index, Notional Amount $41,821,200, Exercise Price, $1,350, Expiration Date 6/19/2020	2,481,000
300	[3]	United States Treasury Bond Futures, Notional Amount $54,000,000, Exercise Price, $183.00, Expiration Date 6/26/2020	168,750
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,672,809)	2,919,783
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		PURCHASED PUT OPTIONS—0.1%
21,400,000	[3]	BNP EUR PUT/USD CALL, Notional Amount $21,400,000, Exercise Price, $1.07, Expiration Date 7/6/2020	$10,058
30,000,000	[3]	Bank of America Merril Lynch USD PUT/CAD CALL, Notional Amount $30,000,000, Exercise Price, $1.35, Expiration Date 7/31/2020	106,350
25,000,000	[3]	Barclays USD PUT/ZAR CALL, Notional Amount $25,000,000, Exercise Price, $1.50, Expiration Date 6/10/2020	25
5,000	[3]	iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $41,210,000, Exercise Price, $75.00, Expiration Date 6/19/2020	57,500
17,500,000	[3]	JPM USD PUT/ZAR CALL, Notional Amount $17,500,000, Exercise Price, $17.50, Expiration Date 8/24/2020	435,785
20,000,000	[3]	Morgan Stanley USD PUT/MXN CALL, Notional Amount $20,000,000, Exercise Price, $19.50, Expiration Date 6/5/2020	20
300	[3]	United States Treasury Bond Futures, Notional Amount $54,000,000, Exercise Price, $176.00, Expiration Date 6/26/2020	276,562
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,724,432)	886,300
		EXCHANGE-TRADED FUNDS—9.5%
500,000		iShares iBoxx High Yield Corporate Bond ETF	41,210,000
200,000		iShares JP Morgan USD Emerging Markets Bond Fund	21,280,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $62,629,246)	62,490,000
		INVESTMENT COMPANIES—71.9%
15,836,862		Emerging Markets Core Fund	150,450,185
3,891,287		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[5]	3,894,401
7,876,572		Federated Mortgage Core Portfolio	79,868,438
1,702,343		Federated Project and Trade Finance Core Fund	14,861,456
37,687,472		High Yield Bond Portfolio	223,109,836
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $491,633,257)	472,184,316
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $689,685,797)[6]	666,871,950
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[7]	(10,005,490)
		TOTAL NET ASSETS—100%	$656,866,460
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2020	Bank of America N.A.	13,747,500 CAD	$10,000,000	$(15,252)
6/8/2020	BNP Paribas SA	10,000,000 EUR	$10,831,800	$269,991
6/15/2020	JPMorgan Chase	10,627,432 NZD	$6,400,000	$196,712
6/22/2020	Credit Agricole CIB	12,000,000 GBP	$14,693,400	$127,850
6/22/2020	Barclays Bank PLC Wholesale	12,500,000 GBP	$14,822,200	$616,602
7/14/2020	Barclays Bank PLC Wholesale	25,047,461 NZD	$15,000,000	$545,057
Contracts Sold:
6/1/2020	Bank of America N.A.	13,750,000 CAD	$10,000,000	$13,436
6/8/2020	State Street Bank & Trust Co.	10,000,000 EUR	$10,857,110	$(244,680)
6/15/2020	State Street Bank & Trust Co.	10,485,732 NZD	$6,400,000	$(108,756)
6/22/2020	Credit Agricole CIB	12,000,000 GBP	$14,820,480	$(770)
6/22/2020	Morgan Stanley	12,500,000 GBP	$15,285,000	$(153,802)
7/14/2020	JPMorgan Chase	8,136,119 NZD	$5,000,000	$(49,471)
7/14/2020	JPMorgan Chase	16,841,714 NZD	$10,000,000	$(452,373)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$744,544
At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Note 2-Year Long Futures	30	$6,625,313	September 2020	$2,745
Short Futures:
[3]United States Treasury Note 10-Year Short Futures	45	$6,257,813	September 2020	$(18,165)
[3]United States Treasury Note 10-Year Ultra Short Futures	16	$2,517,250	September 2020	$(13,786)
[3]United States Treasury Ultra Bond Short Futures	3	$654,094	September 2020	$(7,695)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,901)
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse High Yield	CDX Index HY Series 33	Buy	5.00%	12/20/2024	1.42%	$28,500,000	$(520,279)	$1,047,532	$(1,567,811)
At May 31, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank PLC	USD CALL/CAD PUT	$20,000,000	June 2020	$1.39	$(108,400)
Credit Agricole	USD CALL/MXN PUT	$10,000,000	June 2020	$20.00	$(983,040)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (5,000 Contracts)	$41,210,000	June 2020	$81.00	$(797,500)
JP Morgan	AUD CALL/USD PUT	$10,000,000	June 2020	$0.67	$(66,420)
JP Morgan	AUD CALL/USD PUT	$10,000,000	August 2020	$0.69	$(94,130)
JP Morgan	EUR CALL/USD PUT	$10,950,000	July 2020	$1.10	$(189,818)
JP Morgan	NZD CALL/USD PUT	$10,000,000	June 2020	$0.62	$(51,950)
JP Morgan	NZD CALL/USD PUT	$10,000,000	August 2020	$0.65	$(50,270)
JP Morgan	USD CALL/ZAR PUT	$12,500,000	June 2020	$18.20	$(61,300)
JP Morgan	Russell 2000 Index (5,00 Contracts)	$69,702,000	June 2020	$1,225.00	$(9,232,500)
Put Options:
JP Morgan	AUD PUT/USD CALL	$10,000,000	June 2020	$0.65	$(2,650)
JP Morgan	NZD PUT/USD CALL	$10,000,000	June 2020	$0.60	$(1,340)
Credit Agricole	USD PUT/MXN CALL	$15,000,000	June 2020	$22.78	$(498,810)
Bank of America Merril Lynch	USD PUT/ZAR CALL	$12,500,000	June 2020	$18.00	$(376,225)
JP Morgan	United States Treasury Bond Futures (200 Contracts)	$36,000,000	June 2020	$174.00	$(96,875)
(PREMIUMS RECEIVED $5,053,546)					$(12,611,228)
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts, Swap Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net”.
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	15,913,218	428,694	(505,050)
Federated Bank Loan Core Fund	2,322,252	—	(2,322,252)
Federated Government Obligations Fund, Premier Shares*	6,135,000	70,919,625	(77,054,625)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	11,381,428	258,756,990	(266,247,130)
Federated Mortgage Core Portfolio	12,436,070	555,760	(5,115,258)
Federated Project and Trade Finance Core Fund	—	1,702,343	—
High Yield Bond Portfolio	36,693,781	993,691	—
TOTAL OF AFFILIATED TRANSACTIONS	84,881,749	333,357,103	(351,244,315)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend/ Interest Income
15,836,862	$150,450,185	$(7,056,546)	$218,381	$4,110,963
—	$—	$(69,445)	$208,803	$39,171
—	$—	N/A	N/A	$33,639
3,891,288	$3,894,401	$—	$(17,593)	$94,787
7,876,572	$79,868,438	$1,839,816	$360,254	$1,546,895
1,702,343	$14,861,456	$(353,321)	$—	$214,777
37,687,472	$223,109,836	$(12,159,360)	$—	$7,264,665
66,994,537	$472,184,316	$(17,798,856)	$769,845	$13,304,897
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $689,748,789.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into
Semi-Annual Shareholder Report

the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$41,365,510	$93,360	$41,458,870
Asset-Backed Securities	—	9,048,560	—	9,048,560
Commercial Mortgage-Backed Securities	—	1,034,506	—	1,034,506
Collateralized Mortgage Obligations	—	19,416,156	—	19,416,156
U.S. Treasuries	—	41,887,145	—	41,887,145
Equity Securities:
Common Stocks
Domestic	14,993,549	—	—	14,993,549
International	552,365	—	—	552,365
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	2,919,750	33	—	2,919,783
Purchased Put Options	334,062	552,238	—	886,300
Exchange-Traded Funds	62,490,000	—	—	62,490,000
Investment Companies[2]	457,322,860	—	—	472,184,316
TOTAL SECURITIES	$538,612,586	$113,304,148	$93,760	$666,871,950
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$1,769,648	$—	$1,769,648
Futures Contracts	2,745	—	—	2,745
Swap Contracts	—	—	—	—
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	—	(1,025,104)	—	(1,025,104)
Futures Contracts	(39,646)	—	—	(39,646)
Swap Contracts	—	(520,279)	—	(520,279)
Written Option Contracts	(10,126,875)	(2,484,353)	—	(12,611,228)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,163,776)	$(2,260,088)	$—	$(12,423,864)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
Semi-Annual Shareholder Report

2	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $14,861,456 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Corporation
LP	—Limited Partnership
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.09	$8.60	$9.08	$8.86	$8.63	$9.16
Income From Investment Operations:
Net investment income[1]	0.16	0.36	0.37	0.36	0.36	0.35
Net realized and unrealized gain (loss)	(0.37)	0.47	(0.51)	0.24	0.21	(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.83	(0.14)	0.60	0.57	(0.21)
Less Distributions:
Distributions from net investment income	(0.15)	(0.34)	(0.34)	(0.38)	(0.34)	(0.32)
Net Asset Value, End of Period	$8.73	$9.09	$8.60	$9.08	$8.86	$8.63
Total Return[2]	(2.27)%	9.87%	(1.56)%	6.85%	6.81%	(2.39)%
Ratios to Average Net Assets:
Net expenses[3]	0.94%[4]	0.94%	0.93%	0.96%	1.26%	1.27%
Net investment income	3.55%[4]	3.99%	4.18%	3.99%	4.16%	3.91%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.13%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,686	$307,049	$307,761	$342,586	$392,737	$437,375
Portfolio turnover	36%	58%	48%	18%	14%	17%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.08	$8.58	$9.07	$8.85	$8.62	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.29	0.30	0.29	0.30	0.28
Net realized and unrealized gain (loss)	(0.37)	0.48	(0.52)	0.24	0.21	(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.77	(0.22)	0.53	0.51	(0.28)
Less Distributions:
Distributions from net investment income	(0.12)	(0.27)	(0.27)	(0.31)	(0.28)	(0.25)
Net Asset Value, End of Period	$8.71	$9.08	$8.58	$9.07	$8.85	$8.62
Total Return[2]	(2.77)%	9.18%	(2.43)%	6.06%	6.02%	(3.13)%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.70%	1.70%	1.73%	2.01%	2.02%
Net investment income	2.75%[4]	3.27%	3.41%	3.23%	3.41%	3.16%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.13%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,978	$19,567	$28,507	$46,640	$57,432	$68,623
Portfolio turnover	36%	58%	48%	18%	14%	17%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.09	$8.59	$9.07	$8.85	$8.62	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.29	0.30	0.29	0.30	0.28
Net realized and unrealized gain (loss)	(0.37)	0.48	(0.50)	0.24	0.21	(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.77	(0.20)	0.53	0.51	(0.28)
Less Distributions:
Distributions from net investment income	(0.12)	(0.27)	(0.28)	(0.31)	(0.28)	(0.25)
Net Asset Value, End of Period	$8.72	$9.09	$8.59	$9.07	$8.85	$8.62
Total Return[2]	(2.76)%	9.19%	(2.30)%	6.04%	6.02%	(3.13)%
Ratios to Average Net Assets:
Net expenses[3]	1.70%[4]	1.68%	1.68%	1.70%	2.01%	2.02%
Net investment income	2.79%[4]	3.28%	3.43%	3.25%	3.41%	3.16%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.14%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,827	$58,296	$76,758	$132,528	$155,650	$177,330
Portfolio turnover	36%	58%	48%	18%	14%	17%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.03	$8.54	$9.02	$8.81	$8.58	$9.11
Income From Investment Operations:
Net investment income[1]	0.16	0.35	0.37	0.36	0.36	0.35
Net realized and unrealized gain (loss)	(0.37)	0.48	(0.51)	0.23	0.21	(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.83	(0.14)	0.59	0.57	(0.21)
Less Distributions:
Distributions from net investment income	(0.15)	(0.34)	(0.34)	(0.38)	(0.34)	(0.32)
Net Asset Value, End of Period	$8.67	$9.03	$8.54	$9.02	$8.81	$8.58
Total Return[2]	(2.28)%	9.95%	(1.57)%	6.79%	6.86%	(2.40)%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.94%	0.93%	0.96%	1.26%	1.27%
Net investment income	3.56%[4]	3.99%	4.18%	3.99%	4.16%	3.91%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.13%	0.11%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,578	$53,136	$51,431	$60,561	$69,364	$76,954
Portfolio turnover	36%	58%	48%	18%	14%	17%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.04	$8.55	$9.03	$8.81	$8.58	$9.11
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.38	0.40	0.38	0.38	0.37
Net realized and unrealized gain (loss)	(0.37)	0.48	(0.51)	0.25	0.21	(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.86	(0.11)	0.63	0.59	(0.19)
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.37)	(0.41)	(0.36)	(0.34)
Net Asset Value, End of Period	$8.67	$9.04	$8.55	$9.03	$8.81	$8.58
Total Return[2]	(2.24)%	10.28%	(1.25)%	7.23%	7.12%	(2.16)%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.62%	0.62%	0.64%	1.01%	1.02%
Net investment income	3.87%[4]	4.23%	4.49%	4.24%	4.41%	4.16%
Expense waiver/reimbursement[5]	0.18%[4]	0.19%	0.18%	0.17%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,449	$275,189	$134,398	$136,141	$93,764	$120,807
Portfolio turnover	36%	58%	48%	18%	14%	17%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,		Period Ended 11/30/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$9.10	$8.60	$9.09	$8.96
Income From Investment Operations:
Net investment income (loss)[2]	0.17	0.38	0.40	0.31
Net realized and unrealized gain (loss)	(0.37)	0.49	(0.52)	0.11
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.87	(0.12)	0.42
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.37)	(0.29)
Net Asset Value, End of Period	$8.73	$9.10	$8.60	$9.09
Total Return[3]	(2.21)%	10.35%	(1.36)%	4.73%
Ratios to Average Net Assets:
Net expenses[4]	0.61%[5]	0.61%	0.61%	0.61%[5]
Net investment income	3.89%[5]	4.30%	4.49%	4.03%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.12%	0.12%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,348	$4,390	$3,790	$5,251
Portfolio turnover	36%	58%	48%	18%[7]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $472,184,316 of investment in affiliated holdings* (identified cost $689,685,797)		$666,871,950
Cash		258,634
Due from broker (Note 2)		370,986
Due from broker for swap contracts		1,720,000
Deposit at broker for short sales		280,000
Income receivable		666,069
Income receivable from affiliated holdings		2,126,103
Receivable for investments sold		257,342
Receivable for shares sold		428,387
Unrealized appreciation on foreign exchange contracts		1,769,648
Receivable for periodic payments from swap contracts		286,917
TOTAL ASSETS		675,036,036
Liabilities:
Payable for investments purchased	$1,179,637
Payable for shares redeemed	2,527,770
Written options outstanding (premiums $5,053,546), at value	12,611,228
Unrealized depreciation on foreign exchange contracts	1,025,104
Bank overdraft denominated in foreign currencies (identified cost $34,602)	34,695
Payable for variation margin on futures contracts	36,254
Payable for Directors’/Trustees’ fees (Note 5)	559
Swaps, at value (premium received $1,047,532)	520,279
Payable for investment adviser fee (Note 5)	22,959
Payable for administrative fees (Note 5)	4,198
Payable for distribution services fee (Note 5)	40,240
Payable for other service fees (Notes 2 and 5)	74,822
Accrued expenses (Note 5)	91,831
TOTAL LIABILITIES		18,169,576
Net assets for 75,485,613 shares outstanding		$656,866,460
Net Assets Consist of:
Paid-in capital		$782,103,289
Total distributable earnings (loss)		(125,236,829)
TOTAL NET ASSETS		$656,866,460
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($276,686,363 ÷ 31,696,250 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.73
Offering price per share (100/95.50 of $8.73)	$9.14
Redemption proceeds per share	$8.73
Class B Shares:
Net asset value per share ($11,977,986 ÷ 1,374,791 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.71
Offering price per share	$8.71
Redemption proceeds per share (94.50/100 of $8.71)	$8.23
Class C Shares:
Net asset value per share ($51,826,891 ÷ 5,941,950 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.72
Offering price per share	$8.72
Redemption proceeds per share (99.00/100 of $8.72)	$8.63
Class F Shares:
Net asset value per share ($49,577,878 ÷ 5,720,341 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.67
Offering price per share (100/99.00 of $8.67)	$8.76
Redemption proceeds per share (99.00/100 of $8.67)	$8.58
Institutional Shares:
Net asset value per share ($262,449,207 ÷ 30,254,334 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share	$8.67
Class R6 Shares:
Net asset value per share ($4,348,135 ÷ 497,947 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.73
Offering price per share	$8.73
Redemption proceeds per share	$8.73
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Dividends (including $13,271,258 received from affiliated holdings* and net of foreign taxes withheld of $598)			$13,870,697
Interest			1,882,391
Net income on securities loaned (includes $33,639 received from affiliated holding related to cash collateral balances*)			3,649
TOTAL INCOME			15,756,737
Expenses:
Investment adviser fee (Note 5)		$1,931,445
Administrative fee (Note 5)		276,842
Custodian fees		28,203
Transfer agent fee (Note 2)		366,577
Directors’/Trustees’ fees (Note 5)		3,659
Auditing fees		16,750
Legal fees		5,087
Portfolio accounting fees		101,238
Distribution services fee (Note 5)		263,749
Other service fees (Notes 2 and 5)		513,994
Share registration costs		53,936
Printing and postage		30,554
Miscellaneous (Note 5)		18,612
TOTAL EXPENSES		3,610,646
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(407,869)
Reimbursement of other operating expenses (Notes 2 and 5)	(114,235)
TOTAL WAIVER AND REIMBURSEMENTS		(522,104)
Net expenses			3,088,542
Net investment income			12,668,195
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $769,845 on sales of investments in affiliated holdings*)	41,318,904
Net realized loss on foreign currency transactions	(633,218)
Net realized loss on foreign exchange contracts	(10,545,888)
Net realized loss on futures contracts	(5,813,510)
Net realized loss on written options	(29,230,659)
Net realized loss on swap contracts	(889,856)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(17,798,856) on investments in affiliated holdings*)	(21,092,812)
Net change in unrealized depreciation of foreign exchange contracts	601,512
Net change in unrealized depreciation of futures contracts	(35,723)
Net change in unrealized appreciation of written options	(8,546,448)
Net change in unrealized appreciation of swap contracts	(1,567,811)
Net realized and unrealized loss on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	(36,435,509)
Change in net assets resulting from operations	$(23,767,314)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,668,195	$25,689,121
Net realized gain (loss)	(5,794,227)	6,611,984
Net change in unrealized appreciation/depreciation	(30,641,282)	27,466,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(23,767,314)	59,767,129
Distributions to Shareholders:
Class A Shares	(5,038,807)	(11,731,219)
Class B Shares	(218,711)	(778,660)
Class C Shares	(740,821)	(2,150,521)
Class F Shares	(892,740)	(2,016,220)
Institutional Shares	(5,475,810)	(7,741,222)
Class R6 Shares	(83,408)	(163,824)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,450,297)	(24,581,666)
Share Transactions:
Proceeds from sale of shares	105,594,271	246,837,928
Net asset value of shares issued to shareholders in payment of distributions declared	11,964,094	23,431,272
Cost of shares redeemed	(142,102,191)	(190,471,402)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,543,826)	79,797,798
Change in net assets	(60,761,437)	114,983,261
Net Assets:
Beginning of period	717,627,897	602,644,636
End of period	$656,866,460	$717,627,897
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Fixed Income Securities, Inc. and Federated Hermes Strategic Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other
Semi-Annual Shareholder Report

available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $522,104 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$159,243	$(15,174)
Class B Shares	11,781	(1,260)
Class C Shares	31,062	(314)
Class F Shares	25,498	(681)
Institutional Shares	138,566	(96,806)
Class R6 Shares	427	—
TOTAL	$366,577	$(114,235)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$362,444
Class B Shares	19,664
Class C Shares	68,253
Class F Shares	63,633
TOTAL	$513,994
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon
Semi-Annual Shareholder Report

entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2020, is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $16,000,000. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,482,372 and $24,401,942, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $735,916 and $1,992,578, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report

Statement of Assets and Liabilities are not net settlement amounts but gross. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2020, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $2,812,546 and $1,571,361, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

The average market value of written put and call options held by the Fund throughout the period was $2,757,735 and $4,914,046, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$36,901*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,769,648	Unrealized depreciation on foreign exchange contracts	$1,025,104
Equity contracts	Purchased options, in securities at value	$2,808,500		$—
Foreign exchange contracts	Purchased options, in securities at value	$552,271
Interest rate contracts	Purchased options, in securities at value	$445,312
Equity contracts		$—	Written option Contracts outstanding at value	$10,030,000
Foreign exchange contracts		$—	Written option Contracts outstanding at value	$2,484,353
Interest rate contracts		$—	Written option Contracts outstanding at value	$96,875
Credit contracts		$—	Swaps, at value	$520,279
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$5,575,731		$14,193,512
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$—	$(6,237,934)	$—	$132,104	$(3,498,390)	$(9,604,220)
Equity contracts	—	424,424	—	37,087,352	(31,168,576)	6,343,200
Foreign exchange contracts	—	—	(10,545,888)	(19,338)	5,436,307	(5,128,919)
Credit contracts	(889,856)	—	—	—	—	(889,856)
TOTAL	$(889,856)	$(5,813,510)	$(10,545,888)	$37,200,118	$(29,230,659)	$(9,279,795)
1	The net realized gain (loss) on Purchased Options is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$—	$(35,723)	$—	$50,452	$(307,790)	$(293,061)
Equity contracts	—	—	—	465,334	(6,374,531)	(5,909,197)
Foreign exchange contracts	—	—	601,512	(458,941)	(1,864,127)	(1,721,556)
Credit contracts	(1,567,811)	—	—	—	—	(1,567,811)
TOTAL	$(1,567,811)	$(35,723)	$601,512	$56,845	$(8,546,448)	$(9,491,625)
2	The net change in unrealized appreciation of Purchased Options is found within the Net Change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,767,802	$15,622,572	4,403,727	$39,325,465
Shares issued to shareholders in payment of distributions declared	536,632	4,685,787	1,238,599	10,880,918
Shares redeemed	(4,373,020)	(37,382,868)	(7,671,003)	(67,767,746)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,068,586)	$(17,074,509)	(2,028,677)	$(17,561,363)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,433	$38,414	40,771	$358,050
Shares issued to shareholders in payment of distributions declared	23,188	203,715	84,516	736,753
Shares redeemed	(808,665)	(6,837,192)	(1,291,246)	(11,466,856)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(781,044)	$(6,595,063)	(1,165,959)	$(10,372,053)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	530,019	$4,706,799	1,003,680	$8,917,861
Shares issued to shareholders in payment of distributions declared	81,383	712,312	235,546	2,056,471
Shares redeemed	(1,085,119)	(9,455,537)	(3,758,432)	(33,365,417)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(473,717)	$(4,036,426)	(2,519,206)	$(22,391,085)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	262,486	$2,308,064	450,074	$4,001,786
Shares issued to shareholders in payment of distributions declared	100,331	869,697	225,005	1,962,974
Shares redeemed	(526,755)	(4,493,418)	(813,027)	(7,164,629)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(163,938)	$(1,315,657)	(137,948)	$(1,199,869)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,187,021	$82,142,147	21,727,615	$193,064,192
Shares issued to shareholders in payment of distributions declared	623,820	5,409,177	867,990	7,630,337
Shares redeemed	(10,002,586)	(83,248,402)	(7,873,478)	(69,754,110)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(191,745)	$4,302,922	14,722,127	$130,940,419

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	86,353	$776,275	130,772	$1,170,574
Shares issued to shareholders in payment of distributions declared	9,578	83,406	18,606	163,819
Shares redeemed	(80,577)	(684,774)	(107,487)	(952,644)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	15,354	$174,907	41,891	$381,749
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,663,676)	$(24,543,826)	8,912,228	$79,797,798
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $689,748,789. The net unrealized depreciation of investments for federal tax purposes was $31,294,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,029,861 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,324,550. The amounts presented are inclusive of derivative contracts.
As of November 30, 2019, the Fund had a capital loss carryforward of $81,082,257 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$81,082,257	$81,082,257
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the Adviser voluntarily waived $403,494 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $4,375. For the six months ended May 31, 2020, the Adviser voluntarily reimbursed $114,235 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$58,991
Class C Shares	204,758
TOTAL	$263,749
For the six months ended May 31, 2020, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $81,990 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $11,822 in sales charges from the sale of Class A Shares. FSC also retained $6,143, $2,287 and $3,836 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $25,002 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.72%, 1.70%, 0.93%, 0.61% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2020, the Fee Limits disclosed above for the referenced share classes were 0.93%, 1.71%, 1.69%, 0.93%, 0.61% and 0.60%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended May 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $26,563 and $68,954, respectively. Net realized gain recognized on these transactions was $355,710.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$156,033,636
Sales	$168,564,081
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$977.30	$4.65
Class B Shares	$1,000	$972.30	$8.48
Class C Shares	$1,000	$972.40	$8.38
Class F Shares	$1,000	$977.20	$4.60
Institutional Shares	$1,000	$977.60	$3.07
Class R6 Shares	$1,000	$977.90	$3.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.75
Class B Shares	$1,000	$1,016.40	$8.67
Class C Shares	$1,000	$1,016.50	$8.57
Class F Shares	$1,000	$1,020.40	$4.70
Institutional Shares	$1,000	$1,021.90	$3.13
Class R6 Shares	$1,000	$1,022.00	$3.08
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.72%
Class C Shares	1.70%
Class F Shares	0.93%
Institutional Shares	0.62%
Class R6 Shares	0.61%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Strategic Income Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES STRATEGIC INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
Semi-Annual Shareholder Report

year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the
Semi-Annual Shareholder Report

Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Fixed Income Securities, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes Strategic Income Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
Semi-Annual Shareholder Report

material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020